Summary of Significant Accounting Policies - Schedule of Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Line Items]
Accrued expenses	$ 7,496	$ 6,045	$ 5,381	$ 5,197
Total liabilities	19,607	18,577	16,191	15,287
Accumulated deficit	(116,103)	(112,768)	(108,871)	(97,165)
Total stockholders’ deficit	$ (14,946)	(90,801)	(88,435)	(79,034)
As previously reported [Member]
Schedule of Balance Sheet [Line Items]
Accrued expenses		2,745	2,081	1,897
Total liabilities		15,277	12,891	11,987
Accumulated deficit		(109,468)	(105,571)	(93,865)
Total stockholders’ deficit		(87,501)	(85,135)	(75,734)
Adjustment [Member]
Schedule of Balance Sheet [Line Items]
Accrued expenses		3,300	3,300	3,300
Total liabilities		3,300	3,300	3,300
Accumulated deficit		(3,300)	(3,300)	(3,300)
Total stockholders’ deficit		$ (3,300)	$ (3,300)	$ (3,300)